Trade and Other Receivables - Summary of Balance of Past Due But Not Impaired Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 194,644,045	$ 109,259,486
Less Than Three Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	103,142,026	52,948,476
Between Three and Six Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	22,902,308	13,513,388
Between Six and Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	17,421,962	8,311,729
More Than Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 51,177,749	$ 34,485,893